Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Operating loss carryforward federal			$ 1,798,433
Operating loss carryforward state			1,200,258
Research and development tax credits			$ 22,086	$ 8,234
Effective tax rate	0.00%	0.10%